Income tax ("IR") and social contribution ("CSL") (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax ("IR") and social contribution ("CSL") (Details Text)
Tax rates	35.00%
Effective rate	16.80%	440.00%
Effective tax rate		36.90%
Generate taxable income	R$ 665,076
Brazil
Income tax ("IR") and social contribution ("CSL") (Details Text)
Tax rates	34.00%
Tax rate losses	30.00%
Germany
Income tax ("IR") and social contribution ("CSL") (Details Text)
Tax rate losses	60.00%
2018
Income tax ("IR") and social contribution ("CSL") (Details Text)
Tax rates	21.00%